COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	$ 2,589,834	$ 2,646,389
Total investment in sales-type lease, direct financing lease and leaseback assets	111,350	119,023
Total assets	3,806,136	3,861,330
Book value of assets with finance lease liabilities	594,000	615,000
Asset Pledged as Collateral without Right
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	2,532,000	2,460,000
Total investment in sales-type lease, direct financing lease and leaseback assets	111,000	119,000
Total assets	2,643,000	2,579,000
Vessels under finance lease, net
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	$ 594,000	$ 615,000